UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255

                    OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                              SHARES            VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS--95.2%
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.4%
--------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Continental AG                                                27,640    $   2,139,025
--------------------------------------------------------------------------------------
AUTOMOBILES--2.0%
Honda Motor Co.                                               11,697          585,777
--------------------------------------------------------------------------------------
Porsche AG, Preferred                                            935          679,952
--------------------------------------------------------------------------------------
Toyota Motor Corp.                                            30,200        1,123,734
                                                                        --------------
                                                                            2,389,463
--------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Carnival Corp.                                                18,100          937,761
--------------------------------------------------------------------------------------
William Hill plc                                              78,510          817,488
                                                                        --------------
                                                                            1,755,249
--------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Daito Trust Construction Co. Ltd.                             17,703          742,922
--------------------------------------------------------------------------------------
Groupe SEB SA                                                  4,452          482,175
--------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                    24,000          661,110
--------------------------------------------------------------------------------------
Sony Corp.                                                    16,300          649,081
                                                                        --------------
                                                                            2,535,288
--------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.2%
Great Universal Stores (The) plc                              33,600          578,445
--------------------------------------------------------------------------------------
LG Home Shopping, Inc.                                        12,389          961,352
--------------------------------------------------------------------------------------
Next plc                                                      38,200        1,149,241
                                                                        --------------
                                                                            2,689,038
--------------------------------------------------------------------------------------
MEDIA--5.0%
British Sky Broadcasting Group plc                            22,431          246,068
--------------------------------------------------------------------------------------
Gestevision Telecinco SA 1                                    14,475          336,624
--------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                              15,300          899,640
--------------------------------------------------------------------------------------
Mediaset SpA                                                  71,200        1,024,487
--------------------------------------------------------------------------------------
News Corp., Inc., Chess Depositary Interest, Cl. B            35,092          617,646
--------------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                                29,264          347,824
--------------------------------------------------------------------------------------
Societe Television Francaise 1                                18,940          599,064
--------------------------------------------------------------------------------------
Sogecable SA 1                                                 5,300          212,225
--------------------------------------------------------------------------------------
Vivendi Universal SA                                          26,760          819,697
--------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                           284,500          904,798
                                                                        --------------
                                                                            6,008,073
--------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Hennes & Mauritz AB, B Shares                                 55,100        1,893,578
--------------------------------------------------------------------------------------
New Dixons Group plc                                         102,790          296,713
                                                                        --------------
                                                                            2,190,291
--------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
Compagnie Financiere Richemont AG, A Shares                   19,150          601,039
--------------------------------------------------------------------------------------
Luxottica Group SpA                                           62,900        1,286,814
--------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                              4,200          314,144
--------------------------------------------------------------------------------------
Puma AG                                                        1,272          317,295
                                                                        --------------
                                                                            2,519,292
--------------------------------------------------------------------------------------
CONSUMER STAPLES--5.4%
--------------------------------------------------------------------------------------
BEVERAGES--2.3%
Foster's Group Ltd.                                          137,554          544,977
--------------------------------------------------------------------------------------


1            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                              SHARES            VALUE
--------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Heineken NV                                                   29,600    $   1,025,638
--------------------------------------------------------------------------------------
Pernod-Ricard SA                                               8,560        1,195,069
                                                                        --------------
                                                                            2,765,684
--------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Carrefour SA                                                   4,720          250,492
--------------------------------------------------------------------------------------
William Morrison Supermarkets plc                             78,410          290,424
--------------------------------------------------------------------------------------
Woolworths Ltd.                                               28,764          356,543
                                                                        --------------
                                                                              897,459
--------------------------------------------------------------------------------------
FOOD PRODUCTS--1.5%
Cadbury Schweppes plc                                         66,230          663,965
--------------------------------------------------------------------------------------
Nestle SA                                                      2,068          565,658
--------------------------------------------------------------------------------------
Unilever plc                                                  63,900          631,549
                                                                        --------------
                                                                            1,861,172
--------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
L'Oreal SA                                                    13,020        1,042,201
--------------------------------------------------------------------------------------
ENERGY--5.5%
--------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Technip SA                                                    11,380        1,902,985
--------------------------------------------------------------------------------------
OIL & GAS--3.9%
BG Group plc                                                 102,430          796,045
--------------------------------------------------------------------------------------
BP plc, ADR                                                   25,100        1,566,240
--------------------------------------------------------------------------------------
Total SA, B Shares                                             8,390        1,963,101
--------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                  8,600          378,658
                                                                        --------------
                                                                            4,704,044
--------------------------------------------------------------------------------------
FINANCIALS--18.4%
--------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Credit Suisse Group 1                                         14,057          603,332
--------------------------------------------------------------------------------------
UBS AG                                                         7,114          600,563
                                                                        --------------
                                                                            1,203,895
--------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.4%
ABN Amro Holding NV                                           22,700          563,211
--------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                        94,416        2,362,152
--------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                57,425        1,189,846
--------------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                         182,000          979,334
--------------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                           263        2,280,985
--------------------------------------------------------------------------------------
National Australia Bank Ltd.                                  15,500          339,369
--------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                        73,337        2,333,834
--------------------------------------------------------------------------------------
Societe Generale, Cl. A                                       12,270        1,274,828
                                                                        --------------
                                                                           11,323,559
--------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Mediobanca SpA                                                37,600          652,637
--------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
3i Group plc                                                 110,370        1,400,560
--------------------------------------------------------------------------------------
Collins Stewart Tullett plc                                  208,165        1,580,405
--------------------------------------------------------------------------------------
MLP AG                                                        15,913          232,064
                                                                        --------------
                                                                            3,213,029
--------------------------------------------------------------------------------------
INSURANCE--2.5%
Alleanza Assicurazioni SpA                                    45,200          590,026
--------------------------------------------------------------------------------------


2            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                              SHARES            VALUE
--------------------------------------------------------------------------------------
INSURANCE CONTINUED
Allianz AG                                                     4,930    $     626,100
--------------------------------------------------------------------------------------
AMP Ltd.                                                     217,376        1,188,590
--------------------------------------------------------------------------------------
Skandia Forsakrings AB                                       116,900          593,519
                                                                        --------------
                                                                            2,998,235
--------------------------------------------------------------------------------------
REAL ESTATE--1.9%
Solidere, GDR 1,2                                             82,820          911,020
--------------------------------------------------------------------------------------
Solidere, GDR 1                                               19,680          216,480
--------------------------------------------------------------------------------------
Sumitomo Realty & Development Co. Ltd.                        98,000        1,178,102
                                                                        --------------
                                                                            2,305,602
--------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.4%
Housing Development Finance Corp. Ltd.                        30,000          499,096
--------------------------------------------------------------------------------------
HEALTH CARE--12.4%
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--3.4%
Art Advanced Research Technologies, Inc. 1                    42,800           35,387
--------------------------------------------------------------------------------------
Essilor International SA                                      13,300          961,170
--------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                           80,000          328,105
--------------------------------------------------------------------------------------
Synthes, Inc. 1                                                4,967          552,166
--------------------------------------------------------------------------------------
Terumo Corp.                                                  31,900          960,897
--------------------------------------------------------------------------------------
William Demant Holding AS 1                                   24,200        1,208,463
                                                                        --------------
                                                                            4,046,188
--------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Nicox SA 1                                                   148,670          784,370
--------------------------------------------------------------------------------------
PHARMACEUTICALS--8.4%
AstraZeneca plc                                                4,680          184,487
--------------------------------------------------------------------------------------
GlaxoSmithKline plc                                           15,662          359,015
--------------------------------------------------------------------------------------
H. Lundbeck AS                                                11,300          274,277
--------------------------------------------------------------------------------------
NeuroSearch AS 1                                              26,500        1,228,794
--------------------------------------------------------------------------------------
Novogen Ltd. 1                                               705,800        2,643,691
--------------------------------------------------------------------------------------
Roche Holdings AG                                              9,633        1,032,222
--------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                          19,685        1,659,916
--------------------------------------------------------------------------------------
Schering AG                                                    8,153          542,174
--------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                           22,000          303,236
--------------------------------------------------------------------------------------
SkyePharma plc 1                                             373,660          381,307
--------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                13,000          619,509
--------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR            16,200          502,200
--------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co. Ltd.                            12,070          408,599
                                                                        --------------
                                                                           10,139,427
--------------------------------------------------------------------------------------
INDUSTRIALS--10.7%
--------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.7%
Empresa Brasileira de Aeronautica SA, Preference             259,126        2,023,512
--------------------------------------------------------------------------------------
AIRLINES--0.7%
easyJet plc 1                                                213,296          869,638
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.8%
BTG plc 1                                                    243,744          451,403
--------------------------------------------------------------------------------------
Bunzl plc                                                     94,410          922,387
--------------------------------------------------------------------------------------
Capita Group plc                                             149,300        1,060,846
--------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                             23,200          496,221
--------------------------------------------------------------------------------------


3            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                              SHARES            VALUE
--------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Randstad Holding NV                                            8,400    $     373,924
                                                                        --------------
                                                                            3,304,781
--------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.2%
Koninklijke Boskalis Westminster NV                            7,900          309,270
--------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                        62,185          489,861
--------------------------------------------------------------------------------------
Vinci                                                          4,810          693,351
                                                                        --------------
                                                                            1,492,482
--------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Ushio, Inc.                                                   44,000          841,183
--------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.7%
Aalberts Industries NV                                        40,738        2,104,416
--------------------------------------------------------------------------------------
Siemens AG                                                    15,094        1,190,998
                                                                        --------------
                                                                            3,295,414
--------------------------------------------------------------------------------------
MACHINERY--0.9%
Hyundai Heavy Industries Co. Ltd.                             21,443        1,074,789
--------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.8%
--------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
Nokia Oyj                                                     58,400          901,420
--------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                  825,900        2,324,373
                                                                        --------------
                                                                            3,225,793
--------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Logitech International SA 1                                   11,245          683,779
--------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.9%
Electrocomponents plc                                        106,390          497,600
--------------------------------------------------------------------------------------
Hoya Corp.                                                     8,600          946,377
--------------------------------------------------------------------------------------
Keyence Corp.                                                  4,200          972,937
--------------------------------------------------------------------------------------
NEOMAX Co. Ltd.                                               13,000          306,724
--------------------------------------------------------------------------------------
Nidec Corp.                                                    9,600        1,195,188
--------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                76,000        1,095,029
--------------------------------------------------------------------------------------
Omron Corp.                                                   24,686          538,704
--------------------------------------------------------------------------------------
Tandberg ASA                                                 153,400        1,603,805
                                                                        --------------
                                                                            7,156,364
--------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo Japan Corp. 1                                              103          241,099
--------------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                              103          242,059
                                                                        --------------
                                                                              483,158
--------------------------------------------------------------------------------------
IT SERVICES--1.7%
Infosys Technologies Ltd.                                     31,788        1,639,475
--------------------------------------------------------------------------------------
NIIT Technologies Ltd. 1                                      56,800          164,840
--------------------------------------------------------------------------------------
United Internet AG                                            10,067          321,025
                                                                        --------------
                                                                            2,125,340
--------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.4%
Canon, Inc.                                                   28,000        1,501,445
--------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                 23,000          232,510
                                                                        --------------
                                                                            1,733,955
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.1%
ASM International NV 1                                        46,600          767,036
--------------------------------------------------------------------------------------


4            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                              SHARES            VALUE
--------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Samsung Electronics Co.                                        1,100    $     543,772
                                                                        --------------
                                                                            1,310,808
--------------------------------------------------------------------------------------
SOFTWARE--1.0%
Autonomy Corp. plc 1                                         108,238          376,359
--------------------------------------------------------------------------------------
Business Objects SA 1                                         12,880          345,888
--------------------------------------------------------------------------------------
Enix Corp.                                                     7,700          236,249
--------------------------------------------------------------------------------------
UBISoft Entertainment SA 1                                     6,325          246,628
                                                                        --------------
                                                                            1,205,124
--------------------------------------------------------------------------------------
MATERIALS--4.8%
--------------------------------------------------------------------------------------
CHEMICALS--1.6%
Nufarm Ltd.                                                   79,244          645,051
--------------------------------------------------------------------------------------
Sika AG 1                                                        889          662,812
--------------------------------------------------------------------------------------
Syngenta AG 1                                                  5,718          596,939
                                                                        --------------
                                                                            1,904,802
--------------------------------------------------------------------------------------
METALS & MINING--3.2%
Companhia Vale do Rio Doce, Sponsored ADR                     69,000        1,833,330
--------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                 12,900        1,084,190
--------------------------------------------------------------------------------------
Rio Tinto plc                                                 28,720          928,623
                                                                        --------------
                                                                            3,846,143
--------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.1%
--------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.1%
KDDI Corp.                                                       266        1,317,225
--------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                      26,030          513,312
--------------------------------------------------------------------------------------
Vodafone Group plc                                         1,180,811        3,135,173
                                                                        --------------
                                                                            4,965,710
--------------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                                    44,500          866,430
                                                                        --------------
Total Common Stocks (Cost $85,973,065)                                    114,974,507

                                                           PRINCIPAL
                                                              AMOUNT
--------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.4%
--------------------------------------------------------------------------------------
Undivided interest of 0.64% in joint repurchase
agreement (Principal Amount/Value $838,272,000,
with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be
repurchased at $5,369,410 on 4/1/05,
collateralized by Federal National Mortgage Assn.,
4.50%--5%, 5/1/19--3/1/34, with a value of
$857,182,684  (Cost $5,369,000)                          $ 5,369,000        5,369,000
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $91,342,065)                  99.6%     120,343,507
--------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                  0.4          448,174

                                                         -----------------------------
NET ASSETS                                                     100.0%   $ 120,791,681
                                                         =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.


5            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $911,020 or 0.75% of the Fund's net assets as of March 31, 2005.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                       VALUE         PERCENT
-------------------------------------------------------------------------------
United Kingdom                                     $ 21,517,815            17.9%
Japan                                                19,498,905            16.2
France                                               14,535,079            12.1
United States                                         6,924,407             5.8
Australia                                             6,555,906             5.4
Germany                                               6,048,633             5.0
Switzerland                                           5,898,510             4.9
The Netherlands                                       5,804,605             4.8
Sweden                                                5,139,575             4.3
India                                                 4,398,055             3.7
Brazil                                                3,856,842             3.2
Italy                                                 3,553,964             2.9
Korea, Republic of South                              3,093,225             2.6
Denmark                                               2,711,534             2.3
Ireland                                               2,362,152             2.0
Norway                                                1,982,463             1.6
Finland                                               1,767,850             1.5
Lebanon                                               1,127,500             0.9
South Africa                                          1,084,190             0.9
Spain                                                 1,045,070             0.9
Mexico                                                  899,640             0.7
Israel                                                  502,200             0.4
Canada                                                   35,387             0.0
                                                   ----------------------------
Total                                              $120,343,507           100.0%
                                                   ============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 92,149,532
                                              ============

Gross unrealized appreciation                 $ 29,595,973
Gross unrealized depreciation                   (1,401,998)
                                              ------------
Net unrealized appreciation                   $ 28,193,975
                                              ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities


6            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


7            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                       CONTRACT
                          EXPIRATION     AMOUNT      VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION           DATES     (000S)       MARCH 31, 2005   DEPRECIATION
-----------------------------------------------------------------------------------
CONTRACTS TO SELL

Japanese Yen (JPY)     4/1/05-4/4/05     48,794JPY   $       455,166   $      1,092


8            |             OPPENHEIMER INTERNATIONAL GROWTH FUND/VA


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005